Investments carried under the equity method (Tables)	12 Months Ended
Dec. 31, 2022
Investments carried under the equity method [Abstract]
Investments in associates and joint ventures
The table below shows the breakdown and the movement of the investments held in associates and joint ventures for 2022 and 2021:

Investments in associates and joint ventures	2022	2021
Initial balance	294,581	116,614
Share of profit	21,465	12,304
Distributions	(57,537)	(36,877)
Acquisitions	4,901	202,345
Others (incl. currency translation differences)	(3,379)	195
Final balance	260,031	294,581

Breakdown of investments held in associates
The tables below show a breakdown of stand-alone amounts of assets, revenues and profit and loss as well as other information of interest for the years 2022 and 2021 for the entities carried under the equity method:

Company	% Shares of the Company	Non- current assets	Current assets	Project debt	Other non- current liabilities	Other current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
2007 Vento II, LLC (1)	49.00	435,029	14,198	-	57,596	11,515	103,362	42,662	40,992	181,735
Windlectric Inc (2)	30.00	278,504	3,338	-	167,519	43,227	24,996	10,560	(15)	18,935
Myah Bahr Honaine, S.P.A.(3)	25.50	150,623	66,246	43,579	18,902	4,257	55,267	33,374	26,768	42,128
Pemcorp SAPI de CV (4)	30.00	138,931	112,352	159,382	90,474	4,328	45,625	1,680	(17,747)	10,034
Pectonex, R.F. Proprietary Limited	50.00	2,045	-	-	-	1	-	(168)	(168)	1,411
Evacuación Valdecaballeros, S.L.	57.16	15,551	1,020	-	13,635	232	860	(60)	(89)	858
Evacuación Villanueva del Rey, S.L.	40.02	2,317	12	-	1,386	111	-	57	-	-
Liberty Infraestructuras S.L.	20.00	93	283	-	-	37	-	-	(22)	29
Akuo Atlantica PMGD Holding S.P.A. (5)	49.00	14,814	2,828	-	8,755	326	-	-	(348)	4,450
Fontanil Solar, S.L.U.	25.00	117	7	-	99	24	-	(1)	(2)	229
Murum Solar, S.L.U.	25.00	228	8	-	180	59	-	(1)	(5)	222
As of December 31, 2022										260,031

Company	% Shares of the Company	Non- current assets	Current assets	Project Debt	Other non- current liabilities	Other current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
2007 Vento II, LLC (1)	49.00	459,037	13,511	-	62,387	10,259	104,461	34,216	32,806	195,952
Windlectric Inc (2)	30.00	310,751	11,036	-	207,404	38,126	24,008	10,442	152	41,911
Myah Bahr Honaine, S.P.A.(3)	25.50	151,830	59,020	51,721	18,142	3,293	53,450	33,935	24,899	38,922
Pemcorp SAPI de CV (4)	30.00	127,892	117,083	146,931	101,439	2,925	40,166	6,561	(6,522)	15,358
Pectonex, R.F. Proprietary Limited	50.00	2,356	-	-	-	1	-	(186)	(186)	1,495
Evacuación Valdecaballeros, S.L.	57.16	17,185	976	-	15,022	156	938	(63)	(93)	923
Evacuación Villanueva del Rey, S.L.	40.02	2,637	63	-	1,601	172	-	59	-	-
Liberty Infraestructuras S.L.	20.00	238	46	-	-	5	-	(54)	(54)	21
As of December 31, 2021										294,581